COMMITMENT AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CAPITAL COMMITMENTS

At of December 31, 2021 and 2022, the Group had the following capital commitments

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Contracted, but not provided for:
Purchase of property and equipment	-	7,523	964